Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of income tax provision (benefit)

	December 31,
	2014	2013
Current
Federal	$-	$-
State	843	-
	843	-
Deferred
Federal	(1,744,445)	(491,900)
State	(314,699)	(71,500)
	(2,059,144)	(563,400)
Change in valuation allowance	2,059,144	563,400
Total income tax provision	$843	$-

Schedule of the effective income tax rate and the statutory federal income tax rate

	December 31,
	2014	2013
U.S. federal statutory rate	34.00%	(34.00)%
State income tax rate, net of federal benefit	2.93	(4.95)
Inducement expenses	(10.63)	-
Other permanent differences	2.79	2.47
Less: valuation allowance	(29.10)	36.48
Provision for income taxes	(.01)%	-%

Schedule of deferred tax assets

	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforward	$2,487,784	$639,100
Tax credits	75,337	-
Accruals and reserves	23,023	-
Restricted stock	114,712	-
Derivative liability	-	10,421
Total deferred tax assets before valuation allowance:	$2,700,856	$649,521
Valuation allowance	(2,698,243)	(639,100)
Deferred tax assets, net of valuation allowance	2,613	10,421

Deferred tax liabilities:
Fixed assets	$(2,613)	$-
Convertible debt	-	(10,421)
Total deferred tax liabilities	(2,613)	(10,421)

Net deferred tax asset (liability)	$-	$-